Financial instruments - additional disclosures (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	$ (4,852)	$ (4,749)
Potential inflows in various currencies - from financial derivative assets	4,895	4,654
Not later than one month [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(1,305)	(953)
Potential inflows in various currencies - from financial derivative assets	1,328	928
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(2,949)	(972)
Potential inflows in various currencies - from financial derivative assets	2,974	948
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(598)	(2,824)
Potential inflows in various currencies - from financial derivative assets	$ 593	$ 2,778